UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska            68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 12/31/10

Item 1.  Reports to Stockholders.

Changing Parameters Portfolio

__________________________________________________________________________________________________________

Annual Report

December 31, 2010

__________________________________________________________________________________________________________

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Portfolio.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Changing Parameters Portfolio

Shareholders’ Letter

December 31, 2010

The Changing Parameters Portfolio (the "Portfolio"), a series of Northern Lights Variable Trust, began operations in 2007.  The strategy of the Portfolio is to enter the market when our proprietary models indicate a suitable uptrend in the bond and/or equity markets.  When the models no longer indicate an uptrend, the Portfolio seeks to be defensive and move into money market instruments or inverse market positions.

Our Portfolio invests in domestic equity securities, high yield bond related investments (“HY”) and equity indexes.  Our technical proprietary rule-based models indicate when to be invested in the equity markets, the HY market and/or other low volatility bond investments, and when to be invested in money market instruments.  As of year-end, approximately 15% is allocated to equity securities and approximately 85% to HY bond and/or other low volatility bond instruments.

The Portfolio's results for this 12-month period saw a decline in value in 2010.  The Portfolio's opening price was $9.14 a share, and as of the end of December, it was $8.85.  This was after a Section 855 distribution, tax-exempt to shareholders, of $0.0321 in December.  Portfolio adjustments in early July generated positive results for both the 3rd and 4th quarters.  These adjustments decreased allocations to equity markets and increased allocations to low volatility bond investments.  Included in the latter category are emerging market bond funds, GNMA bond funds and multi-sector bond funds, to name a few.

Future market conditions are difficult to forecast.  Our trading models are designed to react to whatever changes take place in market conditions and to guide us accordingly.

Robert Levenson               Sally Ann Talarico             Howard Smith

Portfolio Manager

    Portfolio Manager

         Portfolio Manager

The performance data quoted here represents past performance.  Current performance may be lower or higher than the performance data quoted above.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  Past performance is no guarantee of future results.

Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  An investor should also consider the Fund’s investment objective, risks, charges and expenses carefully before investing. This and other information about the Fund is contained in the Fund’s prospectus, which can be obtained by calling 1-650-327-7705.  Please read the prospectus carefully before investing.  Distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.                                        Review Code:  0245-NLD-2/1/2011

Changing Parameters Portfolio
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through December 31, 2010*

Annualized Total Returns as of December 31, 2010
	One Year	Three Year	Since Inception*
Changing Parameters Portfolio	(2.82)%	(3.87)%	(3.26)%
Barclays Long Treasury Index	9.38%	5.71%	6.86%
Changing Parameters Portfolio Blended Benchmark**	15.03%	12.87%	4.08%

* The Portfolio commenced operations on October 2, 2007.
** The Changing Parameters Portfolio Blended Benchmark consists of 50% Barclays Long Treasury Index, 30% NASDAQ 100 Index and 20% Russell 2000 Index.

The Barclays Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund’s shares.

PORTFOLIO COMPOSITION as of DECEMBER 31, 2010

% of Net Assets
Mutual Funds	72.5%
Common Stock	15.7%
Short-Term Investments	4.7%
Other Assets Less Liabilities	7.1%
Total Net Assets	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2010

	Shares		Value
		COMMON STOCK - 15.7%
		AEROSPACE/DEFENSE - 0.5%
	1,092	L-3 Communications Holdings, Inc.	$ 76,975

		AUTO PARTS & EQUIPMENT - 1.6%
	15,263	Goodyear Tire & Rubber Co. *	180,866
	876	Tenneco, Inc. *	36,056
			216,922
		BANKS - 0.5%
	5,062	Bank of America Corp.	67,527

		BUILDING MATERIALS - 0.5%
	5,991	Masco Corp.	75,846

		ELECTRONICS - 1.2%
	8,151	Jabil Circuit, Inc.	163,754

		ENERGY - 0.5%
	1,002	Peabody Energy Corp.	64,108

		FOOD - 0.4%
	3,187	Tyson Foods, Inc. - Class A	54,880

		FOREST PRODUCTS & PAPER - 0.3%
	2,099	Weyerhaeuser Co.	39,734

		HEALTHCARE-PRODUCTS - 0.4%
	7,819	Boston Scientific Corp. *	59,190

		HOME BUILDERS - 0.3%
	5,943	PulteGroup, Inc. *	44,691

		INSURANCE - 1.1%
	378	Fairfax Financial Holdings Ltd.	154,814

		LODGING - 0.5%
	624	Wynn Resorts Ltd.	64,796

		MINING - 0.4%
	480	Freeport-McMoRan Copper & Gold, Inc. - Class B	57,643

		OIL & GAS - 1.8%
	6,444	Chesapeake Energy Corp.	166,964
	1,071	Forest Oil Corp. *	40,666
	574	Newfield Exploration Co. *	41,391
			249,021

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010

	Shares		Value
		COMMON STOCK - 15.7% (Continued)
		PACKAGING & CONTAINERS - 0.3%
	1,439	Crown Holdings, Inc. *	$ 48,034

		PIPELINES - 0.5%
	5,260	El Paso Corp.	72,378

		REITS - 1.3%
	2,679	Host Hotels & Resorts Inc.	47,874
	1,922	SL Green Realty Corp.	129,754
			177,628
		RETAIL - 2.5%
	7,002	GameStop Corp. - Class A *	160,206
	2,256	Macy's, Inc.	57,077
	27,040	Wendy's/Arby's Group, Inc. - Class A	124,925
			342,208
		TELECOMMUNICATIONS - 1.1%
	20,424	Qwest Communications International, Inc.	155,427

		TOTAL COMMON STOCK (Cost - $2,057,827)	2,185,576

		MUTUAL FUNDS - 72.5%
		DEBT FUNDS - 72.5%
	135,127	BlackRock GNMA Portfolio - Institutional Class	1,372,888
	153,322	Dreyfus High Yield Fund - Class I	1,014,990
	113,244	John Hancock Bond Fund - Class I	1,757,549
	146,990	MainStay Floating Rate Fund - Class I	1,393,470
	118,061	PIMCO GNMA Fund - Institutional Class	1,348,255
	581,277	Prudential High Yield Fund, Inc - Class Z	3,214,459
		TOTAL MUTUAL FUNDS (Cost - $10,098,551)	10,101,611

		SHORT-TERM INVESTMENTS - 4.7%
		MONEY MARKET FUNDS - 4.7%
	132,702	Dreyfus Government Cash	132,702
		Management - Institutional Class, 0.01% +
	132,702	Fidelity Institutional Government	132,702
		Portfolio - Class I, 0.02% +
	132,702	Goldman Sachs Financial Square Funds	132,702
		Government Fund - Institutional Class, 0.06% +
	132,702	JP Morgan U.S. Government	132,702
		Money Market Fund - Capital Class, 0.04% +
	125,034	Milestone Treasury Obligations	125,034
		Portfolio - Institutional Class, 0.01% +
		TOTAL SHORT-TERM INVESTMENTS (Cost - $655,842)	655,842

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010

			Value

		TOTAL INVESTMENTS - 92.9% (Cost - $12,812,220) (a)	$ 12,943,029
		OTHER ASSETS LESS LIABILITIES - 7.1%	988,667
		NET ASSETS - 100.0%	$ 13,931,696
*	Non-income producing securities
+	Reflects 7-day effective yield at December 31, 2010.

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $12,858,243 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 223,794
		Unrealized depreciation	(139,008)
		Net unrealized appreciation	$ 84,786

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

Assets:
Investments in Securities at Value (identified cost $12,812,220)	$ 12,943,029
Receivable for Securities Sold	1,011,906
Dividends and Interest Receivable	27,867
Prepaid Expenses and Other Assets	69
Total Assets	13,982,871

Liabilities:
Fees Payable to Other Affiliates	13,780
Accrued Advisory Fees	9,945
Accrued Distribution Fees	5,249
Payable for Fund Shares Redeemed	702
Other Accrued Expenses	21,499
Total Liabilities	51,175

Net Assets (Unlimited shares of no par value authorized; 1,573,999
shares of beneficial interest outstanding)	$ 13,931,696

Net Asset Value, Offering and Redemption Price Per Share
($13,931,696/ 1,573,999 shares of beneficial interest outstanding)	$ 8.85

Composition of Net Assets:
At December 31, 2010, Net Assets consisted of:
Paid-in capital	$ 14,735,666
Accumulated net investment income	142,148
Accumulated net realized loss on investments, purchased
options and futures contracts	(1,076,927)
Net unrealized appreciation on investments	130,809
Net Assets:	$ 13,931,696

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010

Investment Income:
Dividend Income	$ 443,702
Interest Income	2,642
Total Investment Income	446,344

Expenses:
Investment Advisory Fees	196,420
Distribution Fees	58,926
Administration Fees	36,000
Fund Accounting Fees	23,601
Audit Fees	15,502
Transfer Agent Fees and Expenses	14,250
Chief Compliance Officer Fees	11,501
Trustees' Fees	10,001
Legal Fees	8,500
Custody Fees	5,000
Printing Expenses	5,000
Insurance Expenses	599
Miscellaneous Expenses	500
Total Expenses	385,800
Less: Expenses Waived by Adviser	(90,573)

Net Expenses	295,227

Net Investment Income	151,117

Net Realized and Unrealized Gain or (Loss) on Investments:
Net Realized Gain (Loss) From:
Security Transactions	(373,823)
Purchased Options	(111,243)
Futures Contracts	19,516
Distributions of realized gains from underlying investment companies	14,947
Net Change in Unrealized Appreciation (Depreciation) on:
Security Transactions	80,229
Futures Contracts	(22,491)

Net Realized and Unrealized Loss on Investments	(392,865)

Net Decrease in Net Assets Resulting from Operations	$ (241,748)

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	December 31, 2010	December 31, 2009

Operations:
Net Investment Income (Loss)	$ 151,117	$ (185,141)
Net Realized Loss on Security Transactions, Options
and Futures Contracts	(465,550)	(336,504)
Distributions of realized gains from underlying investment companies	14,947
Net Change in Unrealized Appreciation (Depreciation) on
Security Transactions and Futures Contracts	57,738	(2,788)
Net Decrease in Net Assets
Resulting From Operations	(241,748)	(524,433)

Distributions to Shareholders From:
Net Realized Capital Gains ($0.03 and $0.00 per share, respectively)	(50,345)	-
Total Distributions to Shareholders	(50,345)	-

Beneficial Interest Transactions:
Proceeds from Shares Issued (743,746 and 1,483,054
shares, respectively)	6,613,991	14,186,345
Distributions Reinvested ( 5,702 and 0 shares, respectively)	50,345	-
Cost of Shares Redeemed (65,180 and 1,502,532
shares, respectively)	(575,284)	(14,400,525)
Total Beneficial Interest Transactions	6,089,052	(214,180)

Increase (Decrease) in Net Assets	5,796,959	(738,613)

Net Assets:
Beginning of Year	8,134,737	8,873,350
End of Year	$ 13,931,696	$ 8,134,737

Accumulated Net Investment Income (Loss) at End of Year	$ 142,148	$ (8,969)

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.
	For the year ended December 31, 2010	For the year ended December 31, 2009	For the year ended December 31, 2008	October 2, 2007* through December 31, 2007

Net Asset Value, Beginning of Period	$ 9.14	$ 9.76	$ 10.11	$ 10.00
Increase (Decrease) From Operations:
Net investment income (loss) (a)	0.10	(0.18)	(0.01)	0.05
Net realized and unrealized gain (loss)
on investments	(0.36)	(0.44)	(0.23)	0.06
Total from operations	(0.26)	(0.62)	(0.24)	0.11

Less Distributions:
From net investment income	-	-	(0.04)	-
From net realized gains on investments	(0.03)	-	(0.07)	-
Total Distributions	(0.03)	-	(0.11)	-

Net Asset Value, End of Period	$ 8.85	$ 9.14	$ 9.76	$ 10.11

Total Return (b)	(2.82)%	(6.35)%	(2.38)%	1.10%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 13,932	$ 8,135	$ 8,873	$ 8,130
Ratio of expenses to average net assets:
Before expense reimbursement	2.95%	3.14%	3.21%	4.88%	(c)
Net of expense reimbursement	2.25%	2.25%	2.25%	2.25%	(c)
Ratio of net investment income (loss) to
average net assets:
Before expense reimbursement	0.45%	(2.81)%	(1.06)%	(0.75)%	(c)
Net of expense reimbursement	1.15%	(1.92)%	(0.10)%	1.88%	(c)
Portfolio turnover rate	521%	1,611%	1,028%	0%	(d)
__________

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized
*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

1.

ORGANIZATION

Changing Parameters Portfolio (the “Portfolio”) is a series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a Delaware statutory trust organized on November 2, 2005.  The Portfolio is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The investment objective of the Portfolio is total return. The Portfolio commenced operations on October 2, 2007.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Portfolio’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2010 for the Portfolio’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,185,576	$ -	$ -	$ 2,185,576
Mutual Funds	10,101,611	-	-	10,101,611
Short-Term Investments	-	655,842	-	655,842
Total	$ 12,287,187	$ 655,842	$ -	$ 12,943,029

The Portfolio did not hold any Level 3 securities during the year.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Options – The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Portfolio may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option. When the Portfolio writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Portfolio has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  The Portfolio has no open options positions at December 31, 2010.

The Portfolio may purchase put and call options.  Put and/or call options are purchased to hedge against the unfavorable change in the value of securities held in the Portfolio’s portfolio. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Portfolio.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Portfolio, the benefits realized by the Portfolio as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Futures Contracts – The Portfolio is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.  Upon entering into a futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Portfolio recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

value of the contract may not correlate with changes in the value of the underlying securities.  The Portfolio has no open futures positions at December 31, 2010.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2010:

Statement of Operations

Contract Type / Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Contracts:	Net realized gain (loss) from security transactions, futures contracts and purchased options / Net change in unrealized appreciation (depreciation) from investments and futures contracts	$ 9,711	$ (22,491)

Interest Rate Contracts:	Net realized gain (loss) from security transactions, futures contracts and purchased options	(101,438)	-

Total		$ (91,727)	$ (22,491)

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2007 - 2009 and during the year ended December 31, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Portfolio will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Portfolio by Changing Parameters, L.L.C. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Portfolio. For the year ended December 31, 2010, the Adviser earned $196,420 in advisory fees.

The Adviser has contractually agreed, at least until April 30, 2011, to limit the Portfolio’s total operating expenses, other than extraordinary or non-recurring expenses (such as any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in acquired Portfolios, or litigation), by reducing all or a portion of its fees and reimbursing the Portfolio, so that its ratio of annual expenses to average net assets will not exceed 2.25%.  Fees waived or expenses reimbursed may be recouped by the Adviser for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Portfolio exceeding the contractual expense limitation described above.  For the year ended December 31, 2010, the Adviser waived advisory fees totaling $90,573. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $280,287 at December 31, 2010, and will expire on December 31 of the following years:  2011 - $103,610; 2012 - $86,104; 2013 - $90,573.

The Portfolio has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Portfolio.  Agreements are as follows:

Administration – The Portfolio pays GFS a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints.  The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting – Total charges for Portfolio Accounting services include fees and out-of-pocket expenses.  The Portfolio pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent – For the services rendered by GFS, in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.  The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended December 31, 2010 were $594. Such fees are included in the line item “Custody Fees” on the Statement of Operations in this shareholder report.

A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended December 31, 2010, the Portfolio incurred expenses of $11,501 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended December 31, 2010, GemCom received $3,931 for providing such services.  Such fees are included in the line item “Printing Expenses” on the Statement of Operations in this shareholder report.

Trustees – Each Portfolio pays its pro-rata share of a total fee of $10,000 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor.  The Portfolios pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

DISTRIBUTION PLAN

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 0.50% which is calculated by the Portfolio on its average daily net assets.  Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.45%, which is paid to Jefferson National Life Insurance Company, pursuant to a Distribution and Shareholder Services Agreement, for sales and promotional activities and services.

5.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $48,617,813 and $38,166,580, respectively.

6.          CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of December 31, 2010, Jefferson National Life Insurance Company held 100% of the voting securities of the Changing Parameters Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

7.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid to shareholders for the below periods were as follows:

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales. The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organization expenses for tax purposes in the amount of $8,266.

At December 31, 2010, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences primarily attributable to over-distribution of net realized gains resulted in reclassification for the period ended December 31, 2010 as follows: a decrease in paid-in capital of $10 and a decrease in accumulated net realized loss on investments of $10.

8.   NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

9.   SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Changing Parameters Portfolio and

Board of Trustees of Northern Lights Variable Trust

We have audited the accompanying statement of assets and liabilities of Changing Parameters Portfolio, a series of shares of beneficial interest of Northern Lights Variable Trust, including the portfolio of investments, as of December 31, 2010, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period October 2, 2007 (commencement of operations) through December 31, 2007.  These financial statements and financial highlights are the responsibility of the Portfolio’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Changing Parameters Portfolio as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the three-year period then ended and for the period October 2, 2007 through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

                BBD, LLP

Philadelphia, Pennsylvania

February 14, 2011

Changing Parameters Portfolio

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

December 31, 2010

As a shareholder of the Portfolio you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/10)	Ending Account Value (12/31/10)	Expenses Paid During the Period* (7/1/10 to 12/31/10)
Actual	$1,000.00	$1,041.30	$ 11.58
Hypothetical (5% return before expenses)	$1,000.00	$1,013.86	$ 11.42

___________

* Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ending December 31, 2010).

Changing Parameters Portfolio

TRUSTEES AND OFFICERS (Unaudited)

December 31, 2010

This chart provides information about the Trustees and Officers who oversee the Portfolio.  Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

                                    Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	73	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	73

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund

Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	73	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	73	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Changing Parameters Portfolio

TRUSTEES AND OFFICERS (Unaudited) (Continued)

December 31, 2010

                                    Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	73	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A

Changing Parameters Portfolio

TRUSTEES AND OFFICERS (Unaudited) (Continued)

December 31, 2010

James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Assistant Secretary Since 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 33	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Lynn Bowley Age: 52	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

Changing Parameters Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2010

Renewal of Advisory Agreement – Changing Parameters Portfolio

In connection with a meeting held on December 13, 2010, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Changing Parameters, LLC (“CP” or the “Adviser”) and the Trust, on behalf of the Changing Parameters Portfolio (the “Portfolio”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Portfolio’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Portfolio, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CP’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio management personnel.  The Board then reviewed CP’s financial statements and concluded that CP is sufficiently well capitalized to meet its obligations to the Portfolio. The Trustees concluded that CP had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CMA’s past performance as investment adviser to the Portfolio, as well as other factors relating to its track record.   The Board concluded that CP’s performance was acceptable.

 Fees and Expenses.  The Board noted that CP charges a 1.50% annual advisory fee based on the average net assets of the Portfolio.  The Trustees then discussed the comparison of management fees and total operating expense data and reviewed the Portfolio’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Portfolio and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Portfolio, and expense ratios of a peer group of funds. The Trustees concluded that the Portfolio’s advisory fee and expense ratio were acceptable in light of the quality of the services the Portfolio received from CP, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolio and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Portfolio, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by CP in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. It also considered the profits realized by the Adviser from other activities related to the Portfolio. The Trustees concluded that CP’s level of profitability from its relationship to the Portfolio is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Portfolio’s shareholders, and unanimously renewed the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Portfolio is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Portfolio believes that you should be aware of policies to protect the confidentiality of that information.

The Portfolio collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Portfolio does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Portfolio is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Portfolio restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Portfolio maintains physical, electronic, and procedural safeguards that comply with Federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Portfolio votes proxies relating to portfolio securities for the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the Fund has determined that Anthony J. Hertl and Mark Taylor are independent trustees that qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $14,000

2009 - $13,500

2008 - $13,500

2007 - $13,000

(b)

Audit-Related Fees

2010 – N/A

2009 - N/A

2008 - N/A

2007 - N/A

(c)

Tax Fees

2010 - $2,000

2009 - $2,000

2008 - $2,000

2007 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 – N/A

2009 - N/A

2008 - N/A

2007 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

2009

2008

2007

Audit-Related Fees:

0.00%

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

0.00%

   All Other Fees:

0.00%

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $2,000

2009 - $2,000

2008 - $2,000

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/7/11

By (Signature and Title)

/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

3/7/11